Share capital (Details 1) - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share capital
Begining balance shares	158,831	99,725
Issued	(7,692)	61,154
Expired	20,769	2,047
Ending balance	130,370	158,832
Weighted average exercise Price warrants Outstanding	$ 328.30	$ 356.20
Cancelled	97.50	295.75
Expired	232.19	260.65
Weighted average exercise Price warrants Outstanding	$ 399.64	$ 333.45